Share-based compensation - Component (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,845	$ 1,000	$ 4,438	$ 3,624
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	743	607	1,769	1,655
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	269	233	722	632
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	806	124	1,862	1,225
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 27	$ 36	$ 85	$ 112